Financial instruments and risk management - Summary of Significant Exchange Rates with Respect to the US Dollar (Detail) - Currency risk - Mexico, Pesos - $ / pershare	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Exchange Rates Disclosure [Line Items]
Average rate	19.26	18.26	17.78
Reporting date spot rate	17.97	20.27	16.89